UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ---------------------------------

Check here if Amendment [_];      Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                       Nesconset, New York         2-11-2011
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[_] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 95
                                        -------------------

Form 13F Information Table Value Total: $162,554
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101      2760         31990      SOLE               X
ABBOTT LABORATORIES                 Common Stock     002824100      3092         64550      SOLE               X
AGILENT TECHNOLOGIES                Common Stock     00846U101       393          9500      SOLE               X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106       632          6950      SOLE               X
ALTRIA GROUP INC.                   Common Stock     02209S103       339         13800      SOLE               X
AMERICAN EXPRESS CO.                Common Stock     025816109       746         17400      SOLE               X
AMGEN INC.                          Common Stock     031162100      1570         28600      SOLE               X
ANADARKO PETROLEUM CORPORATION      Common Stock     03251110        388          5100      SOLE               X
APPLE COMPUTER                      Common Stock     037833100     19397         60135      SOLE               X
AQUA AMERICA                        Common Stock     03836W103       785         34932      SOLE               X
AVON PRODUCTS                       Common Stock     054303102       296         10200      SOLE               X
BHP BILLITON LTD ADR                Common Stock     088606108       269          2900      SOLE               X
BP plc (ADR)                        Common Stock     055622104      1046         23700      SOLE               X
BAKER HUGHES, INC.                  Common Stock     057224107      1143         20000      SOLE               X
BANK OF NY MELLON CORP              Common Stock     064058100       686         22721      SOLE               X
BANK OF AMERICA CORP                Common Stock     060505104       498         37348      SOLE               X
BAXTER INTERNATIONAL                Common Stock     071813109      2551         50400      SOLE               X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207      1643         20510      SOLE               X
BOEING CORPORATION                  Common Stock     097023105      2217         33975      SOLE               X
BRISTOL-MYERS SQUIBB                Common Stock     110122108       699         26400      SOLE               X
BROADCOM CORP                       Common Stock     111320107       866         19900      SOLE               X
CATERPILLAR INC                     Common Stock     149123101       224          2400      SOLE               X
CHEVRON TEXACO                      Common Stock     166764100       606          6650      SOLE               X
CISCO SYSTEMS                       Common Stock     17275R102      1890         93475      SOLE               X
CITIGROUP                           Common Stock     172967101       199         42101      SOLE               X
COCA COLA                           Common Stock     191216100      3348         50908      SOLE               X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103      1908         23750      SOLE               X
CONOCO PHILLIPS                     Common Stock     20825C104       486          7150      SOLE               X
CORNING INC.                        Common Stock     219350105       730         37800      SOLE               X
CYTEC INDUSTRIES                    Common Stock     232820100       451          8500      SOLE               X
DEVON ENERGY CORP.                  Common Stock     25179M103      1633         20800      SOLE               X
DISNEY (WALT) CO.                   Common Stock     254687106      1848         49275      SOLE               X
DOVER CORP                          Common Stock     260003108      1695         29000      SOLE               X
DUPONT DE NEMOURS                   Common Stock     263534109      1239         24859      SOLE               X
EMERSON CO.                         Common Stock     291011104      3990         69800      SOLE               X
EXXON MOBIL                         Common Stock     30231G102      7007         95832      SOLE               X
FEDEX CORP                          Common Stock     31428X106       558          6000      SOLE               X
FIDELITY NATIONAL INFORMATION
  SERVICES, INC.                    Common Stock     31620M106       903         33000      SOLE               X
FLUOR CORP                          Common Stock     343412102       960         14500      SOLE               X
FREEPORT-MCMORAN COPPER &
  GOLD, INC                         Common Stock     35671D857       240          2000      SOLE               X
GENERAL ELECTRIC                    Common Stock     369604103      2906        158937      SOLE               X
GOLDMAN SACHS                       Common Stock     38141G104      1824         10850      SOLE               X
GOOGLE, INC.                        Common Stock     38259P508       757          1275      SOLE               X
HALLIBURTON COMPANY                 Common Stock     406216101      1314         32200      SOLE               X
HOME DEPOT                          Common Stock     437076102      1479         42200      SOLE               X
HONEYWELL INTL                      Common Stock     438516106      2806         52800      SOLE               X
IBM CORPORATION                     Common Stock     459200101      3853         26259      SOLE               X
ISHARES MSCI EMERGING MKTS          Common Stock     464287234       333          7000      SOLE               X
ITT INDUSTRIES                      Common Stock     450911102       927         17800      SOLE               X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101       682         14500      SOLE               X
INTEL CORP.                         Common Stock     458140100      1125         53500      SOLE               X
JP MORGAN CHASE & CO.               Common Stock     46625H100      3738         88120      SOLE               X
JACOBS ENGINEERING GROUP            Common Stock     469814107      1914         41760      SOLE               X
JOHNSON & JOHNSON                   Common Stock     478160104      7058        114122      SOLE               X
KIMBERLY CLARK                      Common Stock     494368103       819         13000      SOLE               X
KRAFT FOODS INC                     Common Stock     50075N104       604         19200      SOLE               X
L-3 COMMUNICATIONS                  Common Stock     502424104       634          9000      SOLE               X
LILLY (ELI) & CO.                   Common Stock     532457108       525         15000      SOLE               X
LOCKHEED MARTIN CORP                Common Stock     539830109      1503         21500      SOLE               X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106       940         10200      SOLE               X
MC DONALD'S CORPORATION             Common Stock     580135101      2437         31750      SOLE               X
MEDTRONIC                           Common Stock     585055106       203          5500      SOLE               X
MICROSOFT CORPORATION               Common Stock     594918104      2182         78190      SOLE               X
MONSANTO                            Common Stock     61166W101       313          4500      SOLE               X
MORGAN STANLEY                      Common Stock     617446448       527         19375      SOLE               X
NESTLE S A SPONSORED ADR            Common Stock     641069406       229          3900      SOLE               X
NIKE INC.                           Common Stock     654106103      1580         18500      SOLE               X
NORFOLK SOUTHERN CORP.              Common Stock     655844108      1457         23200      SOLE               X
NOVARTIS ADR                        Common Stock     66987V109      1653         28050      SOLE               X
ORACLE CORPORATION                  Common Stock     68389X105      2550         81500      SOLE               X
PALL CORPORATION                    Common Stock     696429307      1636         33000      SOLE               X
PEABODY ENERGY CORP                 Common Stock     704549104       959         15000      SOLE               X
PEPSICO                             Common Stock     713448108      2111         32325      SOLE               X
PFIZER                              Common Stock     717081103       667         38100      SOLE               X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109       825         14100      SOLE               X
PRECISION CASTPARTS                 Common Stock     740189105      1740         12500      SOLE               X
PROCTER & GAMBLE                    Common Stock     742718109      7151        111170      SOLE               X
QUALCOMM                            Common Stock     747525103      2652         53600      SOLE               X
RESEARCH IN MOTION, LTD.            Common Stock     760975102       773         13300      SOLE               X
SPDR GOLD SHARES                    Common Stock     780259206       554          4000      SOLE               X
SARA LEE CORP                       Common Stock     803111103       350         20000      SOLE               X
SCHLUMBERGER LIMITED                Common Stock     806857108      4302         51521      SOLE               X
STRYKER CORPORATION                 Common Stock     863667101      1730         32230      SOLE               X
TENARIS S.A.                        Common Stock     88031M109       244          5000      SOLE               X
TETRA TECH INC.                     Common Stock     88162G103       902         36000      SOLE               X
THOMAS & BETTS CORP.                Common Stock     884315102       579         12000      SOLE               X
UNION PACIFIC CORP.                 Common Stock     907818108       222          2400      SOLE               X
UNITED PARCEL SERVICE               Common Stock     911312106      4180         57600      SOLE               X
VANGUARD EMERGING MARKETS ETF       Common Stock     922042858       548         11400      SOLE               X
WATERS CORP                         Common Stock     941848103      5501         70800      SOLE               X
WATTS WATER TECHNOLOGIES            Common Stock     942749102      1866         51000      SOLE               X
WELLS FARGO                         Common Stock     30226D106      1152         37200      SOLE               X
YUM! BRANDS                         Common Stock     988498101       882         18000      SOLE               X
ZIMMER HOLDINGS                     Common Stock     98956P102       225          4200      SOLE               X
TOTAL VALUE                                                      162,554